UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2011

1.809090.108

NFY-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
New York - 91.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,237
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,432
5% 12/1/22	1,000	1,169
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	512
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	8,940	9,185
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,400	1,438
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755	1,803
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (d)	4,900	5,034
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000	1,027
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,493
5.75% 5/1/19 (FSA Insured)	5,000	5,401
5.75% 5/1/23 (FSA Insured)	9,620	10,204
5.75% 5/1/25 (FSA Insured)	2,000	2,124
5.75% 5/1/26 (FSA Insured)	8,985	9,528
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,608
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,991
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000	1,081
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,547
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,080
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,723
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,009
5% 2/1/14	1,035	1,106
Series 2009 B, 5.25% 2/1/39	1,200	1,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,130
5.25% 7/1/18	1,090	1,209
5.25% 7/1/19	1,100	1,216
5.75% 7/1/39	6,500	6,711
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	10,000	10,581
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	866
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,752
Series 2006 E, 5% 12/1/17	10,000	11,369
Series 2009 A:
5.75% 4/1/39	6,500	7,118
6.25% 4/1/33	1,655	1,884
Series A, 5% 12/1/25 (FGIC Insured)	2,800	2,990
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,598
5% 7/1/25	1,000	1,125
5% 7/1/26	1,150	1,284
5% 7/1/27	1,630	1,802
5% 7/1/28	1,015	1,122
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,081
5.75% 7/1/31	3,025	3,086
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,084
5.5% 7/1/23	5,000	5,135
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,211
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,021
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,732
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	30	30
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 B, 5.875% 11/1/11	$ 190	$ 190
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,561
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (d)	45	49
Series 2005 O, 5% 6/1/22	5,000	5,481
Series 2006 A, 5% 8/1/19	3,000	3,333
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,646
Series 2008 A1, 5.25% 8/15/27	15,000	16,610
Series 2008 D1, 5.125% 12/1/23	5,000	5,651
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,625
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,915
5.25% 11/1/37	9,590	9,403
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,285
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	16,500	16,835
Series 2003 A, 5.125% 6/15/34	4,200	4,285
Series 2003 E, 5% 6/15/34	2,000	2,081
Series 2005 D:
5% 6/15/37	16,090	16,742
5% 6/15/38	20,050	20,855
5% 6/15/39	3,755	3,904
5% 6/15/39	2,800	2,911
Series 2007 DD:
4.75% 6/15/35	3,000	3,091
4.75% 6/15/36	1,000	1,027
Series 2008 AA, 5% 6/15/27	10,000	10,780
Series 2009 A, 5.75% 6/15/40	10,025	11,347
Series 2009 DD, 6% 6/15/40	1,115	1,278
Series 2009 EE, 5.25% 6/15/40	8,500	9,191
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,266
Series 2009 GG, 5.25% 6/15/40	10,000	10,813
Series 2009 GG1, 5.25% 6/15/32	5,000	5,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,549
5.375% 6/15/43	11,400	12,532
5.5% 6/15/43	2,005	2,231
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,105
Series 2008 S1, 5% 1/15/34	10,000	10,477
Series 2009 S1:
5.5% 7/15/31	5,000	5,511
5.5% 7/15/38	2,900	3,125
5.625% 7/15/38	2,900	3,164
Series 2009 S2, 6% 7/15/38	7,500	8,416
Series 2009 S3:
5.25% 1/15/26	1,000	1,100
5.25% 1/15/39	3,400	3,594
5.375% 1/15/34	13,435	14,398
Series 2009 S4:
5.5% 1/15/34	1,000	1,086
5.5% 1/15/39	6,700	7,249
5.75% 1/15/39	2,900	3,192
Series 2009 S5, 5.25% 1/15/39	10,180	10,760
New York City Transitional Fin. Auth. Rev.:
Series 2003 A, 5.5% 11/1/26 (a)	1,000	1,000
Series 2003 B, 5% 2/1/22	7,160	8,352
Series 2003 D:
5% 2/1/31	20,025	20,557
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (d)	9,385	9,964
Series 2004 B, 5% 8/1/32	5,000	5,179
Series 2004 C:
5% 2/1/28	15,000	15,806
5% 2/1/33 (FGIC Insured)	7,350	7,676
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,045
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	1,100	1,158
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (d)	7,050	7,480
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	4,185	4,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (d)	$ 2,810	$ 3,044
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,880
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,233
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	4,000	4,065
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	30,481
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,819
5% 12/15/31	10,000	10,577
Series 2006 D:
5% 3/15/20	3,500	3,938
5% 3/15/36	3,320	3,456
Series 2007 A:
5% 3/15/32	3,700	3,901
5% 3/15/37	1,700	1,771
Series 2008 A, 5% 3/15/24	5,000	5,518
Series 2008 B:
5.25% 3/15/38	1,500	1,616
5.75% 3/15/36	10,500	11,655
Series 2009 A:
5% 2/15/34	15,500	16,410
5% 2/15/39	20,355	21,445
5.25% 2/15/23	7,940	9,112
Series 2011 A, 5% 3/15/21	10,000	11,901
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,561
5.75% 7/1/13 (AMBAC Insured)	1,705	1,792
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,104
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,002
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/37	$ 6,000	$ 6,435
Series 2009 A:
5% 7/1/22	445	511
5% 7/1/23	1,315	1,501
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,154
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,028
5% 7/1/17	2,080	2,302
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,426
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,207
5.5% 5/15/21 (AMBAC Insured)	10,000	11,787
5.5% 5/15/28	2,700	3,129
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,478
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,027
5% 7/1/14	1,510	1,621
5% 7/1/16	1,130	1,254
5% 7/1/20	5,435	5,723
Series 2007 A, 5% 7/1/12	1,530	1,564
Series 2007 B, 5.25% 7/1/24	100	104
Series 2011 A:
5.75% 7/1/31	4,000	4,174
6% 7/1/40	4,000	4,175
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,680
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	757
5.5% 7/1/19 (AMBAC Insured)	1,705	1,710
5.5% 7/1/20 (AMBAC Insured)	860	862
Series 2008 A, 5.25% 7/1/48	11,930	12,644
Series 2008 B, 5.25% 7/1/48	8,000	8,478
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	$ 2,000	$ 2,181
5% 5/1/21	1,315	1,404
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,668
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,180
6.125% 12/1/29	1,000	1,005
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,138
5% 7/1/21	1,500	1,697
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,950
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,241
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,700
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	520
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,235
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,482
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,557
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,751
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,151
5.5% 3/1/39	2,500	2,648
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,333
5% 7/1/39	19,005	19,516
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,359
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,144
6% 7/1/15	1,160	1,209
6% 7/1/16	1,230	1,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	$ 670	$ 672
5.375% 7/1/17 (AMBAC Insured)	370	371
Bonds Series 2002 B, 6%, tender 5/15/12 (b)	11,000	11,319
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	31,450
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,857
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,744
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,621
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,879
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,967
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,178
Series 2010 A:
5% 7/1/19	1,500	1,653
5% 7/1/21	7,000	7,604
5% 7/1/22	6,000	6,449
Series 2010, 5% 7/1/41	12,000	12,934
Series 2011 A:
5% 5/1/18	1,000	1,120
5% 5/1/20	5,590	6,163
5% 5/1/21	3,140	3,456
5% 5/1/22	2,350	2,563
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	514
Series 2002 D, 5.125% 6/15/31	6,900	7,006
Series 2003 I, 5% 6/15/24	2,000	2,093
Series 2004 F, 5% 6/15/34	4,825	5,044
Series 2004 D, 5% 2/15/34	12,150	12,734
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	930	960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,486
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,122
Series 2009 A:
5.5% 11/15/39	10,400	11,170
5.625% 11/15/39	6,000	6,489
Series 2009 B, 5% 11/15/34	19,560	20,590
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,209
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,902
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,254
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,364
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,361
Series 2005 G, 5% 11/15/21	3,200	3,622
Series 2007 B:
5% 11/15/26	8,185	8,642
5% 11/15/28	2,235	2,334
Series 2008 A, 5.25% 11/15/36	15,000	15,580
Series 2008 C, 6.5% 11/15/28	9,670	11,359
Series 2011 A:
5% 11/15/18	1,000	1,150
5% 11/15/22	1,500	1,690
5.5% 11/15/18	2,000	2,267
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,904
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,942
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,725
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,834
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,690
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,926
5.25% 1/1/27	6,570	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,432
5% 1/1/25	13,000	14,192
5% 1/1/26	4,000	4,353
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,947
5.5% 4/1/20 (AMBAC Insured)	27,375	33,204
Series 2007 B, 5% 4/1/27	6,750	7,245
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,673
5.25% 3/15/25	8,000	8,875
5.25% 3/15/26	12,080	13,293
Series 2010 A, 5% 3/15/21	10,000	11,811
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,673
Series 2011 A2:
5% 4/1/21	2,385	2,806
5% 4/1/23	6,000	6,935
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,905
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,950
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,788
5% 1/1/24 (FSA Insured)	5,975	6,565
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	114
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,149
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	131
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,329
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,019
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	$ 680	$ 684
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,115
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100) (d)	4,305	4,550
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,151
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,458
5.25% 6/1/22 (AMBAC Insured)	8,070	8,509
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,081
5.5% 6/1/19	4,600	4,937
Series 2003 B, 5.5% 6/1/18	1,250	1,284
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100) (d)	2,550	2,627
Series 2003B 1C:
5.5% 6/1/19	13,620	14,617
5.5% 6/1/20	16,000	17,119
5.5% 6/1/21	12,070	12,888
5.5% 6/1/22	9,700	10,336
Series 2011, 5% 6/1/16	16,215	18,393
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,655
Series 2007 A, 5% 11/15/27	6,410	6,925
Series 2008 A:
5% 11/15/37	22,500	23,624
5.25% 11/15/38	14,500	15,421
Series 2001 A:
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	3,010	3,033
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	1,455	1,466
Series 2002 A, 5.25% 1/1/19 (Pre-Refunded to 1/1/12 @ 100) (d)	1,100	1,109
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,060
5.125% 9/1/40	8,055	8,024
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,211
6% 6/1/41	5,000	5,194
		1,663,111
New York & New Jersey - 3.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,009
136th Series, 5.25% 11/1/16 (c)	4,510	4,932
141st Series:
5% 9/1/18 (c)	6,045	6,524
5% 9/1/21 (CIFG North America Insured) (c)	4,600	4,857
147th Series, 5% 10/15/17 (c)	5,000	5,658
163rd Series, 5% 7/15/35	25,000	26,707
166th Series, 5% 1/15/41	5,400	5,722
85th Series, 5.375% 3/1/28	6,280	7,324
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,568
		70,301
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,097
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,439
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,388
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,591
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,110
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,103
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 198
0% 8/1/47 (AMBAC Insured)	2,400	253
Series 2009 A, 6% 8/1/42	2,900	3,103
		26,588
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,361
5% 10/1/17	2,750	2,976
		7,337
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,700,875)	1,767,337
NET OTHER ASSETS (LIABILITIES) - 3.3%	61,237
NET ASSETS - 100%	$ 1,828,574
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security is pre-refunded or escrowed to maturity.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,700,843,000. Net unrealized appreciation aggregated $66,494,000, of which $70,283,000 related to appreciated investment securities and $3,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.108

ASNM-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
New York - 91.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,237
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,432
5% 12/1/22	1,000	1,169
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	512
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	8,940	9,185
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,400	1,438
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (d)	1,755	1,803
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (d)	4,900	5,034
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000	1,027
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,493
5.75% 5/1/19 (FSA Insured)	5,000	5,401
5.75% 5/1/23 (FSA Insured)	9,620	10,204
5.75% 5/1/25 (FSA Insured)	2,000	2,124
5.75% 5/1/26 (FSA Insured)	8,985	9,528
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,608
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,991
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000	1,081
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,547
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,080
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,723
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,009
5% 2/1/14	1,035	1,106
Series 2009 B, 5.25% 2/1/39	1,200	1,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,130
5.25% 7/1/18	1,090	1,209
5.25% 7/1/19	1,100	1,216
5.75% 7/1/39	6,500	6,711
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	10,000	10,581
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	866
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,752
Series 2006 E, 5% 12/1/17	10,000	11,369
Series 2009 A:
5.75% 4/1/39	6,500	7,118
6.25% 4/1/33	1,655	1,884
Series A, 5% 12/1/25 (FGIC Insured)	2,800	2,990
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,598
5% 7/1/25	1,000	1,125
5% 7/1/26	1,150	1,284
5% 7/1/27	1,630	1,802
5% 7/1/28	1,015	1,122
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,081
5.75% 7/1/31	3,025	3,086
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,084
5.5% 7/1/23	5,000	5,135
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,211
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,021
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,732
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	30	30
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 B, 5.875% 11/1/11	$ 190	$ 190
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,561
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (d)	45	49
Series 2005 O, 5% 6/1/22	5,000	5,481
Series 2006 A, 5% 8/1/19	3,000	3,333
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,646
Series 2008 A1, 5.25% 8/15/27	15,000	16,610
Series 2008 D1, 5.125% 12/1/23	5,000	5,651
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,625
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,915
5.25% 11/1/37	9,590	9,403
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,285
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	16,500	16,835
Series 2003 A, 5.125% 6/15/34	4,200	4,285
Series 2003 E, 5% 6/15/34	2,000	2,081
Series 2005 D:
5% 6/15/37	16,090	16,742
5% 6/15/38	20,050	20,855
5% 6/15/39	3,755	3,904
5% 6/15/39	2,800	2,911
Series 2007 DD:
4.75% 6/15/35	3,000	3,091
4.75% 6/15/36	1,000	1,027
Series 2008 AA, 5% 6/15/27	10,000	10,780
Series 2009 A, 5.75% 6/15/40	10,025	11,347
Series 2009 DD, 6% 6/15/40	1,115	1,278
Series 2009 EE, 5.25% 6/15/40	8,500	9,191
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,266
Series 2009 GG, 5.25% 6/15/40	10,000	10,813
Series 2009 GG1, 5.25% 6/15/32	5,000	5,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,549
5.375% 6/15/43	11,400	12,532
5.5% 6/15/43	2,005	2,231
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,105
Series 2008 S1, 5% 1/15/34	10,000	10,477
Series 2009 S1:
5.5% 7/15/31	5,000	5,511
5.5% 7/15/38	2,900	3,125
5.625% 7/15/38	2,900	3,164
Series 2009 S2, 6% 7/15/38	7,500	8,416
Series 2009 S3:
5.25% 1/15/26	1,000	1,100
5.25% 1/15/39	3,400	3,594
5.375% 1/15/34	13,435	14,398
Series 2009 S4:
5.5% 1/15/34	1,000	1,086
5.5% 1/15/39	6,700	7,249
5.75% 1/15/39	2,900	3,192
Series 2009 S5, 5.25% 1/15/39	10,180	10,760
New York City Transitional Fin. Auth. Rev.:
Series 2003 A, 5.5% 11/1/26 (a)	1,000	1,000
Series 2003 B, 5% 2/1/22	7,160	8,352
Series 2003 D:
5% 2/1/31	20,025	20,557
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (d)	9,385	9,964
Series 2004 B, 5% 8/1/32	5,000	5,179
Series 2004 C:
5% 2/1/28	15,000	15,806
5% 2/1/33 (FGIC Insured)	7,350	7,676
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,045
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	1,100	1,158
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (d)	7,050	7,480
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	4,185	4,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (d)	$ 2,810	$ 3,044
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,880
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,233
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	4,000	4,065
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	30,481
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,819
5% 12/15/31	10,000	10,577
Series 2006 D:
5% 3/15/20	3,500	3,938
5% 3/15/36	3,320	3,456
Series 2007 A:
5% 3/15/32	3,700	3,901
5% 3/15/37	1,700	1,771
Series 2008 A, 5% 3/15/24	5,000	5,518
Series 2008 B:
5.25% 3/15/38	1,500	1,616
5.75% 3/15/36	10,500	11,655
Series 2009 A:
5% 2/15/34	15,500	16,410
5% 2/15/39	20,355	21,445
5.25% 2/15/23	7,940	9,112
Series 2011 A, 5% 3/15/21	10,000	11,901
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,561
5.75% 7/1/13 (AMBAC Insured)	1,705	1,792
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,104
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,002
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/37	$ 6,000	$ 6,435
Series 2009 A:
5% 7/1/22	445	511
5% 7/1/23	1,315	1,501
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,154
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,028
5% 7/1/17	2,080	2,302
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,426
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,207
5.5% 5/15/21 (AMBAC Insured)	10,000	11,787
5.5% 5/15/28	2,700	3,129
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,478
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,027
5% 7/1/14	1,510	1,621
5% 7/1/16	1,130	1,254
5% 7/1/20	5,435	5,723
Series 2007 A, 5% 7/1/12	1,530	1,564
Series 2007 B, 5.25% 7/1/24	100	104
Series 2011 A:
5.75% 7/1/31	4,000	4,174
6% 7/1/40	4,000	4,175
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,680
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	757
5.5% 7/1/19 (AMBAC Insured)	1,705	1,710
5.5% 7/1/20 (AMBAC Insured)	860	862
Series 2008 A, 5.25% 7/1/48	11,930	12,644
Series 2008 B, 5.25% 7/1/48	8,000	8,478
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	$ 2,000	$ 2,181
5% 5/1/21	1,315	1,404
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,668
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,180
6.125% 12/1/29	1,000	1,005
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,138
5% 7/1/21	1,500	1,697
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,950
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,241
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,700
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	520
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,235
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,482
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,557
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,751
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,151
5.5% 3/1/39	2,500	2,648
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,333
5% 7/1/39	19,005	19,516
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,359
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,144
6% 7/1/15	1,160	1,209
6% 7/1/16	1,230	1,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	$ 670	$ 672
5.375% 7/1/17 (AMBAC Insured)	370	371
Bonds Series 2002 B, 6%, tender 5/15/12 (b)	11,000	11,319
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	31,450
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,857
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,744
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,621
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,879
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,967
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,178
Series 2010 A:
5% 7/1/19	1,500	1,653
5% 7/1/21	7,000	7,604
5% 7/1/22	6,000	6,449
Series 2010, 5% 7/1/41	12,000	12,934
Series 2011 A:
5% 5/1/18	1,000	1,120
5% 5/1/20	5,590	6,163
5% 5/1/21	3,140	3,456
5% 5/1/22	2,350	2,563
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	514
Series 2002 D, 5.125% 6/15/31	6,900	7,006
Series 2003 I, 5% 6/15/24	2,000	2,093
Series 2004 F, 5% 6/15/34	4,825	5,044
Series 2004 D, 5% 2/15/34	12,150	12,734
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	930	960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,486
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,122
Series 2009 A:
5.5% 11/15/39	10,400	11,170
5.625% 11/15/39	6,000	6,489
Series 2009 B, 5% 11/15/34	19,560	20,590
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,209
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,902
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,254
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,364
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,361
Series 2005 G, 5% 11/15/21	3,200	3,622
Series 2007 B:
5% 11/15/26	8,185	8,642
5% 11/15/28	2,235	2,334
Series 2008 A, 5.25% 11/15/36	15,000	15,580
Series 2008 C, 6.5% 11/15/28	9,670	11,359
Series 2011 A:
5% 11/15/18	1,000	1,150
5% 11/15/22	1,500	1,690
5.5% 11/15/18	2,000	2,267
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,904
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,942
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,725
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,834
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,690
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,926
5.25% 1/1/27	6,570	7,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,432
5% 1/1/25	13,000	14,192
5% 1/1/26	4,000	4,353
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,947
5.5% 4/1/20 (AMBAC Insured)	27,375	33,204
Series 2007 B, 5% 4/1/27	6,750	7,245
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,673
5.25% 3/15/25	8,000	8,875
5.25% 3/15/26	12,080	13,293
Series 2010 A, 5% 3/15/21	10,000	11,811
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,673
Series 2011 A2:
5% 4/1/21	2,385	2,806
5% 4/1/23	6,000	6,935
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,905
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,950
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,788
5% 1/1/24 (FSA Insured)	5,975	6,565
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	114
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,149
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	131
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,329
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,019
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	$ 680	$ 684
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,115
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100) (d)	4,305	4,550
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,151
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,458
5.25% 6/1/22 (AMBAC Insured)	8,070	8,509
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,081
5.5% 6/1/19	4,600	4,937
Series 2003 B, 5.5% 6/1/18	1,250	1,284
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100) (d)	2,550	2,627
Series 2003B 1C:
5.5% 6/1/19	13,620	14,617
5.5% 6/1/20	16,000	17,119
5.5% 6/1/21	12,070	12,888
5.5% 6/1/22	9,700	10,336
Series 2011, 5% 6/1/16	16,215	18,393
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,655
Series 2007 A, 5% 11/15/27	6,410	6,925
Series 2008 A:
5% 11/15/37	22,500	23,624
5.25% 11/15/38	14,500	15,421
Series 2001 A:
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	3,010	3,033
5% 1/1/32 (Pre-Refunded to 1/1/12 @ 100) (d)	1,455	1,466
Series 2002 A, 5.25% 1/1/19 (Pre-Refunded to 1/1/12 @ 100) (d)	1,100	1,109
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,060
5.125% 9/1/40	8,055	8,024
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,366
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,211
6% 6/1/41	5,000	5,194
		1,663,111
New York & New Jersey - 3.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,009
136th Series, 5.25% 11/1/16 (c)	4,510	4,932
141st Series:
5% 9/1/18 (c)	6,045	6,524
5% 9/1/21 (CIFG North America Insured) (c)	4,600	4,857
147th Series, 5% 10/15/17 (c)	5,000	5,658
163rd Series, 5% 7/15/35	25,000	26,707
166th Series, 5% 1/15/41	5,400	5,722
85th Series, 5.375% 3/1/28	6,280	7,324
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,568
		70,301
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,097
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,439
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,388
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,591
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,110
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,103
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	5,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 198
0% 8/1/47 (AMBAC Insured)	2,400	253
Series 2009 A, 6% 8/1/42	2,900	3,103
		26,588
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,361
5% 10/1/17	2,750	2,976
		7,337
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $1,700,875)	1,767,337
NET OTHER ASSETS (LIABILITIES) - 3.3%	61,237
NET ASSETS - 100%	$ 1,828,574
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security is pre-refunded or escrowed to maturity.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $1,700,843,000. Net unrealized appreciation aggregated $66,494,000, of which $70,283,000 related to appreciated investment securities and $3,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011